Document And Entity Information	12 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	AGRIA CORP
Entity Central Index Key	0001413257
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	GRO
Entity Common Stock, Shares Outstanding	110,766,600
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes